ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2023
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

19.ACCUMULATED OTHER COMPREHENSIVE INCOME

The accumulated other comprehensive income balance consists of:

	At December 31	At December 31
(in thousands)	2023	2022

Cumulative foreign currency translation	$456	$420
Experience gains-post employment liability
Gross	1,847	1,847
Tax effect	(485)	(485)
	$1,818	$1,782